Selected Financial Information Relating to Group's segments (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue - external	$ 792,620,177	$ 516,314,697	$ 397,164,522
Total net revenues	792,620,177	516,314,697	397,164,522
Total cost of revenue	289,644,266	221,690,034	241,073,203
Gross profit	502,975,911	294,624,663	156,091,319
LCD display network
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue - external	444,364,783	297,641,916	208,799,072
Net revenue - intersegment	6,414,251	6,521,946	26,383,298
Total net revenues	450,779,034	304,163,862	235,182,370
Total cost of revenue	139,221,013	83,244,151	99,191,242
Gross profit	311,558,021	220,919,711	135,991,128
In-store network
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue - external	56,374,245	37,777,154	30,346,185
Net revenue - intersegment	1,641,886	2,583,932	3,523,819
Total net revenues	58,016,131	40,361,086	33,870,004
Total cost of revenue	20,582,255	23,432,008	24,169,858
Gross profit	37,433,876	16,929,078	9,700,146
Poster frame network
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue - external	185,448,868	121,893,079	98,962,486
Net revenue - intersegment	46,523,931	9,534,713	994,136
Total net revenues	231,972,799	131,427,792	99,956,622
Total cost of revenue	113,126,927	88,328,571	102,728,558
Gross profit	118,845,872	43,099,221	(2,771,936)
Movie theater network
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue - external	50,835,068	18,094,945	9,435,983
Net revenue - intersegment	2,520,355	1,923,070
Total net revenues	53,355,423	20,018,015	9,435,983
Total cost of revenue	26,010,980	13,882,121	7,063,102
Gross profit	27,344,443	6,135,894	2,372,881
Traditional outdoor billboards
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue - external	55,597,213	40,907,603	49,620,796
Net revenue - intersegment	2,876,701	2,667,324	1,056,743
Total net revenues	58,473,914	43,574,927	50,677,539
Total cost of revenue	50,680,215	36,034,168	39,878,439
Gross profit	7,793,699	7,540,759	10,799,100
Eliminations
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue - intersegment	(59,977,124)	(23,230,985)	(31,957,996)
Total net revenues	(59,977,124)	(23,230,985)	(31,957,996)
Total cost of revenue	$ (59,977,124)	$ (23,230,985)	$ (31,957,996)